One Commerce Square
                                           Philadelphia, PA 19103


Delaware Investments


                                             1933 Act Rule 497(j)
                                     		   File No. 2-10765
                                       1940 Act File No. 811-249


December 30, 1999


Filed via EDGAR (CIK #0000027801)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re: 	File No. 2-10765
DELAWARE GROUP EQUITY FUNDS I -
DELAWARE BALANCED FUND AND DELAWARE DEVON FUND

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities
Act of 1933, this is to certify that the forms of Prospectuses that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 110, the most recent post-effective amendment of Delaware Group Equity Funds I. Post-Effective Amendment No. 110 was filed electronically with the Commission on December 28, 1999 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/David P. O'Connor
-------------------------
David P. O'Connor
Vice President/
Assistant Secretary/
Associate General Counsel